Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 shares
Cash equivalents	$ 0
Ordinary shares, shares subject to possible redemption | shares	12,500,000
Sale of Private Placement Warrants (in shares) | shares	16,738,636	16,738,636
Exercise price of warrants | $ / shares		$ 11.50
Number of classes of shares	2
Number of warrants exercised | shares	0
Deferred underwriting fee payable	$ 4,375,000
Unrecognized tax benefits	0
Initial Public Offering
Offering costs	13,130,743	$ 13,130,743
Underwriting fees	2,187,500	2,187,500
Deferred underwriting fee payable	4,375,000	4,375,000
Fair value of shares issued to the anchor investors and representative shares	5,975,625	5,975,625
Other offering costs	$ 592,618	$ 592,618
Over-allotment option
Sale of Private Placement Warrants (in shares) | shares			1,500,000
Private Placement Warrants | Over-allotment option
Sale of Private Placement Warrants (in shares) | shares		238,636
Public Warrants | Initial Public Offering
Exercise price of warrants | $ / shares	$ 11.50
Redeemable Ordinary Shares
Net Income allocable to shares subject to redemption	$ (478,012)